Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2016 BRL (R$)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of major customers [line items]
Percentage of sales designated for hedging activities	24.60%	18.10%
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	$ 530	$ (67,683)
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	(20,758)	85,214
Cash and cash equivalents	$ 269,195	$ 158,568		$ 198,894	$ 113,795
Gearing ratio	56.00%	49.00%
Nominal amount	$ 63,300	$ 111,800		$ 62,400
Derivative financial liabilities	552	7,068
Notional amount	$ 130,069	$ 62,424
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	45.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Interest rate risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage	10000.00%
Interest rate risk | Bradesco
Disclosure of major customers [line items]
Nominal amount | R$			R$ 90,000,000
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage	1.00%
Borrowings, interest rate			2.10%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage		1.00%
Borrowings, interest rate			6.55%
Credit risk
Disclosure of major customers [line items]
Percentage of total cash deposited in major banks	78.00%	85.00%
Credit risk | Crops
Disclosure of major customers [line items]
Percentage of sales	97.00%	95.00%
Credit risk | Ethanol
Disclosure of major customers [line items]
Percentage of sales	100.00%	96.00%
Credit risk | Sugar
Disclosure of major customers [line items]
Percentage of sales	87.00%	71.00%
Credit risk | Crystal Sugar
Disclosure of major customers [line items]
Percentage of sales	13.00%	29.00%
Credit risk | Energy
Disclosure of major customers [line items]
Percentage of sales	99.00%	96.00%
Credit risk | Dairy
Disclosure of major customers [line items]
Percentage of sales	100.00%	85.00%
Currency risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage	10.00%	10.00%
Argentine Peso | Currency risk | Forward contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 3
US Dollar | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	10,500	$ 10,700
Gain (loss) on hedge ineffectiveness recognised in profit or loss	100	600
Brazilian Reais | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	57,200
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 2,000	$ 5,000